Earnings Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings per share
16	Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the nine months ended September 30, 2021 and 2022, for which the basic weighted average number of common shares are based on the 1,371,643,240 common shares issued by the Company, as if those shares were issued as of the earliest date presented.

	Nine months ended September 30,
	2021	2022
	RMB	RMB

Net income	169,855,888	107,214,293
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240
Effect of dilutive share options	137,172,125	132,236,758
Dilutive weighted average number of ordinary shares	1,508,815,365	1,503,879,998
Basic earnings per share	0.12	0.08
Diluted earnings per share	0.11	0.07

During the nine months ended September 30, 2021 and 2022, the Group issued 187,933,730 and nil ordinary shares to its share depositary bank, respectively. No consideration was received by the Group for the issuance. As of September 30, 2022, no share out of the total ordinary shares was used to settle share-based compensation. The 187,933,720 ordinary shares are legally issued and not outstanding, and have been excluded from the computation of earnings per share.